Note 8 - Common Stock Reserved for Future Issuance (Details)	Dec. 31, 2015 shares
Employee Stock Option [Member]
Common Stock, Reserved for Future Issuance (in shares)	56,442,157
Warrant [Member]
Common Stock, Reserved for Future Issuance (in shares)	1,722,529
Series B Convertible Preferred Stock [Member]
Common Stock, Reserved for Future Issuance (in shares)	285,714
Series C Convertible Preferred Stock [Member]
Common Stock, Reserved for Future Issuance (in shares)	31,860,662
Common Stock, Reserved for Future Issuance (in shares)	90,311,062